Nov-21-05 01:51pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-685 P.002/002 F-696

Manager
Securities Operations
[redacted]

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

05069309

1-11921

NYSE

RECD S.E.C.
NOV 21 2005
1086

November 21, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, E*TRADE FINANCIAL CORPORATION, Equity Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 21, 2005. Tentative listing date – November 22, 2005.

Sincerely,

PROCESSED
NOV 22 2005
THOMSON
FINANCIAL